Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 6,674		$ 4,671
Ordinary shares, par value		1		1
Ordinary shares, authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, issued	66,346,119	66,346,119	64,804,730	64,804,730
Ordinary shares, outstanding	60,248,699	60,248,699	61,807,169	61,807,169
Treasury shares	6,097,420	6,097,420	2,997,561	2,997,561